Bank Indebtedness - Schedule of Bank Indebtedness (Detail) - IRD, iCOMS and VIZIYA Acquisition [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Short Term Debt [Line Items]
Bank indebtedness	$ 3,568
HSBC Bank Canada - Borrowing in Canadian dollars with interest at bank prime plus 1.5% (effective rate at December 31, 2017 of 4.7% (2016 - nil%)) [Member]
Short Term Debt [Line Items]
Bank indebtedness	1,723
HSBC Bank Canada Demand Term Loan in Canadian Dollars, Repayable in Quarterly Installments of CDN$32 with Interest at Bank Prime Plus 0.5%. Due September 30, 2021 [Member]
Short Term Debt [Line Items]
Bank indebtedness	410
HSBC Bank Canada Demand Term Loan in Canadian Dollars, Repayable in Quarterly Installments of CDN$75 with Interest at Bank Prime Plus 0.5%. Due May 31, 2022 [Member]
Short Term Debt [Line Items]
Bank indebtedness	1,076
TD Canada Trust - Borrowing in Canadian Dollars with Interest at Bank Prime Plus 2.0% [Member]
Short Term Debt [Line Items]
Bank indebtedness	329
ING Bank, Euro revolving credit facility, interest at 3 month Euribor rate plus 2.65% (effective rate at December 31, 2017 of 2.32% (2016 - nil%)) [Member]
Short Term Debt [Line Items]
Bank indebtedness	$ 30